Income Taxes - Components of Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Current income tax expense	$ 1,953	$ 2,145	$ 3,249
Total income tax expense	$ 1,953	$ 2,145	$ 3,249